Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Loss before taxes, as reported in the consolidated statements of operations	$ 1,139	$ 692	$ 4,535	$ (880)	$ 1,286	$ 3,585
Federal and State statutory rate					26.50%	26.50%
Theoretical tax benefit on the above amount at federal statutory tax rate					$ 341	$ 950
Losses and other items for which a valuation allowance was provided or benefit from loss carry forward					(341)	(950)
Actual tax income (expense)